Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share
Schedule of earnings per share

	2020	2019	2018
(Loss)/ Income attributable to equity holders of the Group	(253,053)	9,099	7,125
Weighted average number of shares (thousands)	160,022	160,022	158,848
Basic earnings per share of the year	(1.58)	0.06	0.04